SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full fiscal year. The consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and notes required by U.S. generally accepted accounting principles for complete financial statements. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 (the 2012 Form 10-K) filed with the Securities and Exchange Commission.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying unaudited consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 4). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates (see Note 6).

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31, 2012		March 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$340,255	$340,255	$376,675	$376,675
Restricted cash (current assets)	2,543	2,543	2,549	2,549
Short-term investments	3,666	3,666	1,564	1,564
Notes receivable (including current portion)	3,748	3,748	3,025	3,025
Marketable securities (other assets, long-term)	4,458	4,458	4,621	4,621
Deferred compensation (other liabilities, long-term)	3,874	3,874	4,042	4,042
2011 Term Facility (including current portion, net of discount)	584,813	584,813	—	—
2013 Term Facility (including current portion, net of discount)	—	—	322,242	322,242
Senior Notes (including current portion)	—	—	300,000	300,000

Restricted Cash

As of December 31, 2012 and March 31, 2013, cash of $2.5 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and accounts have been eliminated in consolidation. The Company consolidates investments where it has a controlling financial interest. The usual condition for controlling financial interest is ownership of a majority of the voting interest and, therefore, as a general rule, ownership, directly or indirectly, of more than 50% of the outstanding voting shares is a condition indicating consolidation. The Company does not have any variable interest entities or investments accounted for under the equity method of accounting.

Discontinued Operations

A business is classified as discontinued operations when (1) the operations and cash flows of the business can be clearly distinguished and have been or will be eliminated from the Company’s ongoing operations; (2) the business has either been disposed of or is classified as held for sale; and (3) the Company will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations (as well as the gain or loss on the disposal) are aggregated and separately presented in the Company’s consolidated statement of operations, net of income taxes.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 5). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates.

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$122,237	$122,237	$340,255	$340,255
Restricted cash (current assets)	$10,251	$10,251	$2,543	$2,543
Short-term investments	$10,545	$10,545	$3,666	$3,666
Notes receivable (including current portion)	$6,534	$6,534	$3,748	$3,748
Marketable securities (other assets, long-term)	$4,008	$4,008	$4,458	$4,458
Long-term investments	$2,506	$2,506	$—	$—
Deferred compensation (other liabilities long-term)	$4,028	$4,028	$3,874	$3,874
Note payable (including current portion)	$589,665	$589,665	$584,813	$584,813

Cash and Cash Equivalents

The Company considers all highly liquid investments, which are investments that are readily convertible into cash and have original maturities of three months or less at the time of purchase, to be cash equivalents.

Restricted Cash

As of December 31, 2011 and 2012, restricted cash was $10.3 million and $2.5 million, respectively. As of December 31, 2011, cash of $9.2 million was restricted as collateral for the Company’s outstanding letters of credit. As of December 31, 2011 and December 31, 2012, cash of $1.1 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Concentrations of Credit Risk

Financial instruments that are potentially subject to a concentration of credit risk consist principally of cash, cash equivalents, investments, and accounts receivable. The Company’s cash management and investment policies are in place to restrict placement of these instruments with only financial institutions evaluated as highly creditworthy.

With respect to accounts receivable, the Company performs ongoing evaluations of its customers, generally granting uncollateralized credit terms to its customers, and maintains an allowance for doubtful accounts based on historical experience and management’s expectations of future losses. Customers under the Company’s contracts with North American Portability Management LLC (NAPM) are charged a Revenue Recovery Collection (RRC) fee (see “Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts” below).

Investments

The Company’s investments classified as available-for-sale are carried at estimated fair value with unrealized gains and losses reported as a separate component of accumulated other comprehensive loss. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are included in other (expense) income. The cost at time of sale of available-for-sale investments is based upon the specific identification method. Interest and dividends on these securities is included in interest and other income.

The Company periodically evaluates whether any declines in the fair value of its investments are other-than-temporary. This evaluation consists of a review of several factors, including but not limited to: the length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer’s future earnings potential; the near-term prospects for recovery of the market value of a security; the Company’s intent to sell an impaired security; and the probability that the Company will be required to sell the security before the market value recovers. If an investment which the Company does not intend to sell prior to recovery declines in value below its amortized cost basis and it is not more likely than not that the Company will be required to sell the related security before the recovery of its amortized cost basis, the Company recognizes the difference between the present value of the cash flows expected to be collected and the amortized cost basis, or credit loss, as an other-than-temporary charge in interest and other expense. The difference between the estimated fair value and the security’s amortized cost basis at the measurement date related to all other factors is reported as a separate component of accumulated other comprehensive loss.

The Company’s investments classified as trading are carried at estimated fair value with unrealized gains and losses reported in other (expense) income. During 2010, the Company classified its auction rate securities as trading pursuant to the Investments – Debt and Equity Securities Topic of the FASB ASC, with changes in the fair value of these securities recorded in earnings (see Note 4). Interest and dividends on these securities are included in interest and other income.

Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. In accordance with the Company’s contracts with NAPM, the Company bills a RRC fee to offset uncollectible receivables from any individual customer. The RRC fee is based on a percentage of monthly billings. During 2009, the RRC fee was 0.75%. On July 1, 2010, the RRC fee was reduced to 0.65% and remained at that level through December 31, 2012. The RRC fees are recorded as an accrued expense when collected. If the RRC fee is insufficient, the amounts can be recovered from the customers. Any accrued RRC fees in excess of uncollectible receivables are paid back to the customers annually on a pro rata basis. RRC fees of $2.4 million and $2.6 million are included in accrued expenses as of December 31, 2011 and 2012, respectively. All other receivables related to services not covered by the RRC fees are evaluated and, if deemed not collectible, are reserved. The Company recorded an allowance for doubtful accounts of $1.9 million and $2.2 million as of December 31, 2011 and 2012, respectively. Bad debt expense amounted to $2.6 million, $2.6 million and $4.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Deferred Financing Costs

The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense. Amortization of debt discount and annual commitment fees for unused portions of available borrowings are also recorded as interest expense. Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are reported in other assets on the Company’s consolidated balance sheets.

Property and Equipment

Property and equipment, including leasehold improvements and assets acquired through capital leases, are recorded at cost, net of accumulated depreciation and amortization. Depreciation and amortization of property and equipment are determined using the straight-line method over the estimated useful lives of the assets, as follows:

Computer hardware	3 – 5 years
Equipment	5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of related lease term or useful life

Amortization expense of assets acquired through capital leases is included in depreciation and amortization expense in the consolidated statements of operations. Replacements and major improvements are capitalized; maintenance and repairs are charged to expense as incurred. Impairments of long-lived assets are determined in accordance with the Property, Plant and Equipment Topic of the FASB ASC. In the fourth quarter of 2010, the Company recorded an impairment charge of $7.9 million related to property and equipment, including capitalized technology, used by its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below).

The Company capitalizes software development and acquisition costs in accordance with the Intangibles — Goodwill and Other, Internal-Use Software Topic of the FASB ASC, which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. Costs incurred to develop the internal-use software are capitalized, while costs incurred for planning the project and for post-implementation training and maintenance are expensed as incurred. The capitalized costs of purchased technology and software development are amortized using the straight-line method over an estimated useful life of three to five years. During the years ended December 31, 2011 and 2012, the Company capitalized costs related to internal use software of $28.6 million and $30.3 million, respectively. Amortization expense related to internal use software for the years ended December 31, 2010, 2011 and 2012 was $15.2 million, $17.3 million and $24.1 million, respectively, and is included in depreciation and amortization expense in the consolidated statements of operations.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired, as well as other identifiable intangible assets. In accordance with the Intangibles — Goodwill and Other Topic of the FASB ASC, goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment at least annually and upon the occurrence of events or changes in circumstances that would reduce the fair value of such assets below their carrying amount. For purposes of the Company’s annual impairment test completed on October 1, 2010, the Company identified and assigned goodwill to three reporting units, Carrier Services, Internet Infrastructure Services and Registry Services. For purposes of the Company’s annual impairment test completed on October 1, 2011, the Company identified and assigned goodwill to two reporting units, Carrier Services and Enterprise Services. The Company’s third reporting unit, Information Services, was established as a result of the acquisition of Targus Information Corporation (TARGUSinfo) on November 8, 2011, and was not included in the Company’s annual impairment test completed on October 1, 2011. For purposes of the Company’s annual impairment test completed on October 1, 2012, the Company identified and assigned goodwill to three reporting units, Carrier Services, Enterprise Services and Information Services.

Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of a reporting unit’s net assets, including assigned goodwill, to the book value of its net assets, including assigned goodwill. Fair value of the reporting unit is determined using both a discounted cash flow method and a market approach. To assist in the process of determining if a goodwill impairment exists, the Company performs internal valuation analyses and considers other market information that is publicly available, and the Company may obtain valuations from external advisors. If the fair value of the reporting unit is greater than its net book value, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit’s net book value, the Company performs a second step to measure the amount of the impairment, if any. The second step is to compare the book value of the reporting unit’s assigned goodwill to the implied fair value of the reporting unit’s goodwill, using a theoretical purchase price allocation. If the carrying value of goodwill exceeds the implied fair value, an impairment has occurred and the Company is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. There were no goodwill impairment charges recognized during the years ended December 31, 2010, 2011 and 2012.

Segment Reporting

Operating segments are components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. As of December 31, 2012, the Company’s CODM evaluates performance and allocates resources based on multiple factors, including segment contribution for the following service categories: Carrier Services, Enterprise Services and Information Services. The Company’s operating segments are the same as its reportable segments.

Identifiable Intangible Assets

Identifiable intangible assets are amortized over their respective estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used and are periodically reviewed for impairment. In the fourth quarter of 2010, the Company recorded an intangible asset impairment charge of $0.6 million related to its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below). There were no intangible asset impairment charges recognized during the years ended December 31, 2011 and 2012.

The Company’s identifiable intangible assets are amortized as follows:

	Years	Method
Acquired technologies	3 – 5	Straight-line
Customer lists and relationships	3 – 10	Various
Trade names and trademarks	3	Straight-line

Amortization expense related to identifiable intangible assets is included in depreciation and amortization expense in the consolidated statements of operations.

Impairment of Long-Lived Assets

In accordance with Property, Plant and Equipment Topic of the FASB ASC, the Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company measures recoverability of assets to be held and used by comparing the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. Recoverability measurement and estimating undiscounted cash flows is performed at the lowest possible level for which there are identifiable cash flows. If the carrying amount of the assets exceeds the future undiscounted cash flows expected to be generated by those assets, such assets fail the recoverability test and an impairment charge would be recognized, measured as the amount by which the carrying amount of the assets exceeds the fair value. Assets to be disposed of are recorded at the lower of the carrying amount or fair value less costs to sell.

In the first quarter of 2010, the Company realigned its organizational structure, and its NGM business was included with other IP-related services in the Company’s Carrier Services operating segment. The services, technology and customer base of the NGM business was renamed Converged Messaging Services while the sales and marketing functions were transitioned to the broader Carrier Services operating segment. In the fourth quarter of 2010, the Company decided to exit the Converged Messaging Services business. The Company believes that its decision to exit this business was an indicator of impairment for long-lived assets in its Converged Messaging Services asset group. As a result, in the fourth quarter of 2010, the Company performed a recoverability test and determined that the future undiscounted cash flows of the asset group was less than the carrying value. The Company recorded an $8.5 million charge for impairment of long-lived assets, the largest component of which was capitalized technology. In determining fair value, the Company utilized estimates from external advisors and valuation models that involved assumptions about replacement cost, obsolescence factors, future cash flows, discount rates and, as appropriate, review of market comparables. During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and all corresponding prior period results of this business presented in the Company’s consolidated statements of operations have been reclassified to reflect the operations of the Converged Messaging Services business as discontinued operations (see Note 3).

Revenue Recognition

The Company provides essential technology and directory services to customers pursuant to various private commercial and government contracts. The Company’s revenue recognition policies are in accordance with the Revenue Recognition Topic of the FASB ASC.

Significant Contracts

As part of its carrier services, the Company provides number portability administration center services (NPAC Services), which include wireline and wireless number portability, implementation of the allocation of pooled blocks of telephone numbers and network management services in the United States pursuant to seven contracts with NAPM, an industry group that represents all telecommunications service providers in the United States. The aggregate fees for transactions processed under these contracts are determined by an annual fixed-fee pricing model under which the annual fixed fee (Base Fee) was set at $362.1 million, $385.6 million and $410.7 million in 2010, 2011 and 2012, respectively, and is subject to an annual price escalator of 6.5% in subsequent years. These contracts also provide for fixed credits to customers of $25.0 million in 2010 and $5.0 million in 2011, which were applied to reduce the Base Fee for the applicable year. Customers under these contracts could have earned additional credits of up to $15.0 million annually in each of 2010 and 2011 if the customers reached specific levels of aggregate telephone number inventories and adopted and implemented certain IP fields and functionality. In the event that the volume of transactions in a given year is above or below the contractually established volume range for that year, the Base Fee may be adjusted up or down, respectively, with any such adjustment being applied against invoices in the following year. To the extent any available additional credits expire unused at the end of a year, they will be recognized in revenue at that time. The Company determines the fixed and determinable fee under these contracts on an annual basis at the beginning of each year and recognizes this fee in its Carrier Services operating segment on a straight-line basis over twelve months.

For 2010, the Company concluded that the fixed and determinable fee equaled $322.1 million, which represented the Base Fee of $362.1 million, reduced by the $25.0 million fixed credit and $15.0 million of additional credits. For 2011, the Company concluded that the fixed and determinable fee equaled $365.6 million, which represents the Base Fee of $385.6 million, reduced by the $5.0 million fixed credit and $15.0 million of additional credits. During 2010 and 2011, the Company determined that its carrier customers have earned all of the additional credits of $15.0 million attributable to the adoption and implementation of the requisite IP fields and functionality and the achievement of specific levels of aggregate telephone number inventories. For 2012, the Company concluded that the fixed and determinable fee equaled $410.7 million, which represents the Base Fee.

The total amount of revenue derived under the Company’s contracts with NAPM, comprised of NPAC Services, connection service fees related to the Company’s NPAC Services and system enhancements, was approximately $337.1 million, $374.4 million and $418.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Fees under the Company’s contracts with NAPM are billed to telecommunications service providers based on their allocable share of the total transaction charges. This allocable share is based on each respective telecommunications service provider’s share of the aggregate end-user services revenues of all U.S. telecommunications service providers, as determined by the Federal Communications Commission. The Company also bills an RRC fee equal to a percentage of monthly billings to its customers, which is available to the Company if any customer under the contracts to provide NPAC services fails to pay its allocable share of total transactions charges.

Carrier Services

Under its seven contracts with NAPM, the Company provides NPAC Services. As discussed above under the heading “Revenue Recognition — Significant Contracts,” the Company determines the fixed and determinable fee on an annual basis and recognizes such fee on a straight-line basis over twelve months.

The Company provides NPAC Services in Canada under its long-term contract with the Canadian LNP Consortium Inc. The Company recognizes revenue on a per-transaction fee basis as the services are performed.

The Company generates revenue from its telephone number administration services under two government contracts: North American Numbering Plan Administrator (NANPA) and National Pooling Administrator (NPA). Under its NANPA contract, the Company earns a fixed annual fee and recognizes this fee as revenue on a straight-line basis as services are provided. Under its NPA contract, the Company earns a fixed fee associated with administration of the pooling system. The Company recognizes revenue for this contract on a straight-line basis over the term of the contract. In the event the Company estimates losses on these fixed price contracts, the Company recognizes these losses in the period in which a loss becomes apparent.

The Company generates revenue from connection fees and system enhancements provided under its contracts with NAPM. The Company recognizes connection fee revenue as the service is performed. System enhancements are provided under contracts in which the Company is reimbursed for costs incurred plus a fixed fee, and revenue is recognized based on costs incurred plus a pro rata amount of the fee.

The Company provides hosted Order Management Services, consisting of customer set-up and implementation followed by transaction processing, under contracts with terms ranging from one to three years. Customer set-up and implementation is not considered a separate deliverable; accordingly, the fees for these services are deferred and recognized as revenue on a straight-line basis over the term of the contract. Per-transaction fees are recognized as the transactions are processed.

The Company generates revenue from its licensed Order Management Services under contracts with terms ranging from three months to two years. The Company generates revenue under these contracts for software licenses, implementation and customization services and post-contract support services (PCS). Under these contracts, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, collectability is probable and, if applicable, when vendor-specific objective evidence (VSOE) of fair value exists to allocate the arrangement fee to the undelivered elements of a multiple element arrangement. Revenue is allocated to delivered elements of an arrangement using the residual method. Under the residual method, revenue is allocated to the undelivered elements using VSOE of fair value with the remaining contract fee allocated to the delivered elements and recognized as revenue when all other revenue recognition criteria have been met. For software contracts that include customization services that are essential to the functionality of the delivered software, the software license and implementation and customization revenue is recognized under the contract method of accounting using the percentage-of-completion method. The Company estimates the percentage-of-completion for each contract based on the ratio of direct labor hours incurred to total estimated direct labor hours required under such contract and recognizes an amount of revenue equal to the percentage-of-completion multiplied by the contract amount allocated to the software license and implementation and customization services fees. The contract amount allocated to these delivered elements is determined under the residual method approach. The Company determined the VSOE of PCS under the bell-shape curve approach and determined that a substantial majority of its actual PCS renewals are within a narrow range of the median pricing. For arrangements with bundled PCS where there is no stated contractual PCS rate or where the rate is less than the established range of VSOE, the Company utilizes the low end of the range for VSOE as the fair value of PCS. PCS revenue is recognized on a straight-line basis over the service term of the contract.

Enterprise Services

The Company generates revenue from the management of internal and external DNS services. The Company’s revenue from these services consists of customer set-up fees, monthly recurring fees and per-transaction fees for transactions in excess of pre-established monthly minimums under contracts with terms ranging from one to three years. Customer set-up fees are not considered a separate deliverable and are deferred and recognized on a straight-line basis over the term of the contract. Under the Company’s contracts to provide DNS services, customers have contractually established monthly transaction volumes for which they are charged a recurring monthly fee. Transactions processed in excess of the pre-established monthly volume are billed at a contractual per-transaction rate. Each month, the Company recognizes the recurring monthly fee and usage in excess of the established monthly volume on a per-transaction basis as services are provided.

The Company generates revenue related to its Internet domain name registry services under contracts with terms generally between one and ten years. The Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

The Company generates revenue from its U.S. Common Short Code services under short-term contracts ranging from three to twelve months, and the Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

Information Services

The Company generates revenue from a broad portfolio of real-time information and analytics services. The Company recognizes revenue when persuasive evidence of an agreement exists, the terms are fixed or determinable, services are performed, and collection is reasonably assured. Certain contracts provide for a guaranteed monthly minimum fee supplemented by fees for transactions above specified minimum amounts. The minimum fee is recognized monthly, and the transaction fees in excess of the monthly minimums are recognized as the services are performed. The Company also receives annual technology fees from certain customers in exchange for access to intellectual property, standard technical support, emergency 24-hour support, and system upgrades on a when-and-if-available basis. These services are not considered a separate deliverable. As a result, technology fees are deferred and recognized on a straight-line basis over the service period, which is usually twelve months.

Revenue derived from the online delivery of data for direct marketing purposes is recorded upon delivery of such data to the customer. Revenue associated with engagements requiring periodic updates of data over the course of the service period, where cash is received or collectible in advance, are recorded as deferred revenues, and recognized on a straight-line basis over the service period, which is usually twelve months.

Service Level Standards

Some of the Company’s private commercial contracts require the Company to meet service level standards and impose corresponding penalties on the Company if the Company fails to meet those standards. The Company records a provision for these performance-related penalties in the period in which it becomes aware that it has failed to meet required service levels, triggering the requirement to pay a penalty, which results in a corresponding reduction to revenue.

Cost of Revenue and Deferred Costs

Cost of revenue includes all direct materials costs, direct labor costs, and indirect costs related to the generation of revenue such as indirect labor, outsourced services, materials and supplies, payment processing fees, and general facilities cost. The Company’s primary cost of revenue is personnel costs associated with service implementation, product maintenance, customer deployment and customer care, including salaries, stock-based compensation and other personnel-related expense. In addition, cost of revenue includes costs relating to developing modifications and enhancements of the Company’s existing technology and services, as well as royalties paid related to U.S. Common Short Code services and registry gateway services. Cost of revenue also includes costs relating to the Company’s information technology and systems department, including network costs, data center maintenance, database management, data processing costs and general facilities costs.

Deferred costs represent direct labor related to professional services incurred for the setup and implementation of contracts. These costs are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs also include royalties paid related to the Company’s U.S. Common Short Code services, which are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs are classified as such on the consolidated balance sheets.

Research and Development

The Company expenses its research and development costs as they are incurred. Research and development expense consists primarily of personnel costs, including salaries, stock-based compensation and other personnel-related expense, consulting fees, and the costs of facilities, computer and support services used in service and technology development.

Advertising

The Company expenses advertising costs as they are incurred. Advertising expense was approximately $6.7 million, $6.6 million and $12.7 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock-Based Compensation

The Company accounts for its stock-based compensation plans under the recognition and measurement provisions of the Compensation — Stock Compensation Topic of the FASB ASC. The Company estimates the value of stock-based awards on the date of grant using the Black-Scholes option-pricing model. For stock-based awards subject to graded vesting, the Company has utilized the “straight-line” method for allocating compensation cost by period.

The Company presents benefits of tax deductions in excess of the compensation cost recognized (excess tax benefits) as a financing cash inflow with a corresponding operating cash outflow. For the years ended December 31, 2010, 2011 and 2012, the Company included $1.6 million, $4.5 million and $9.0 million, respectively, of excess tax benefits as a financing cash inflow with a corresponding operating cash outflow.

Basic and Diluted Net Income per Common Share

In accordance with the Earnings Per Share Topic of the FASB ASC, unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities that should be included in the computation of earnings per share under the two-class method. The Company’s restricted stock awards are considered to be participating securities because they contain non-forfeitable rights to cash dividends, if declared and paid. In lieu of presenting earnings per share pursuant to the two-class method, the Company has included shares of unvested restricted stock awards in the computation of basic net income per common share as the resulting earnings per share would be the same under both methods.

Basic net income per common share is computed by dividing net income by the weighted-average number of common shares and participating securities outstanding during the period. Unvested restricted stock units and performance vested restricted stock units (PVRSU) are excluded from the computation of basic net income per common share because the underlying shares have not yet been earned by the stockholder and are not participating securities. Shares underlying stock options are also excluded because they are not considered outstanding shares. Diluted net income per common share assumes dilution and is computed based on the weighted-average number of common shares outstanding after consideration of the dilutive effect of stock options, unvested restricted stock units and PVRSU. The effect of dilutive securities is computed using the treasury stock method and average market prices during the period. Dilutive securities with performance conditions are excluded from the computation until the performance conditions are met.

Income Taxes

The Company accounts for income taxes in accordance with the Income Taxes Topic of the FASB ASC. Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting bases and the tax bases of assets and liabilities. Deferred tax assets are also recognized for tax net operating loss carryforwards. These deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when such amounts are expected to be reversed or utilized. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

The income tax provision includes U.S. federal, state, local and foreign income taxes and is based on pre-tax income or loss. In determining the annual effective income tax rate, the Company analyzes various factors, including the Company’s annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes and the ability of the Company to use tax credits and net operating loss carryforwards.

The Company assesses uncertain tax positions in accordance with income tax accounting standards. Under these standards, income tax benefits should be recognized when, based on the technical merits of a tax position, the Company believes that if a dispute arose with the taxing authority and were taken to a court of last resort, it is more likely than not (i.e., a probability of greater than 50 percent) that the tax position would be sustained as filed. If a position is determined to be more likely than not of being sustained, the reporting enterprise should recognize the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with the taxing authority. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense.

American Taxpayer Relief Act of 2012

On January 2, 2013, President Barack Obama signed into law the “American Taxpayer Relief Act of 2012” (the Act). While Congress approved a retroactive extension of certain business tax provisions that expired at the end of 2011 and 2012, under U.S. GAAP, the financial accounting effects of the Act are to be reported in the first quarter of calendar year 2013, the quarter in which the legislation was signed into law by the President. The Company does not believe the Act will have a material effect on the Company’s financial position, results of operations or cash flows.

Foreign Currency

Assets and liabilities of consolidated foreign subsidiaries, whose functional currency is the local currency, are translated to U.S. dollars at fiscal year-end exchange rates. Revenue and expense items are translated to U.S. dollars at the average rates of exchange prevailing during the fiscal year. The adjustment resulting from translating the financial statements of such foreign subsidiaries to U.S. dollars is reflected as a foreign currency translation adjustment and reported as a component of accumulated other comprehensive loss.

Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in transaction gains or losses, which are reflected within interest and other expense in the consolidated statements of operations.

Comprehensive Income

Comprehensive income is comprised of net earnings and other comprehensive income (loss), which includes certain changes in equity that are excluded from income. The Company includes unrealized holding gains and losses on available-for-sale securities, if any, and foreign currency translation adjustments in other comprehensive income (loss) in the consolidated statements of comprehensive income. Comprehensive income was approximately $106.5 million, $160.2 million and $156.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Recent Accounting Pronouncements

In June 2011, the FASB issued Auditing Standard Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05), to improve the comparability, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. The amendments to this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Auditing Standard Update 2011-12, Comprehensive Income (Topic 220) — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the effective date of only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. The adoption of the amended accounting guidance in the first quarter of 2012 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 will impact the Company’s presentation of other comprehensive income and will not have an impact on the Company’s consolidated results of operations.